UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09995

T. Rowe Price Global Technology Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Global Technology Fund	March 31, 2014

T. Rowe Price Global Technology Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 95.8%		
HARDWARE 9.7%		
Consumer Electronics 8.8%		
Apple	182,800	98,115
		98,115
Enterprise Hardware 0.9%		
EMC	202,600	5,553
Sony (JPY)	197,700	3,769
		9,322
Total Hardware		107,437
HEALTH CARE 0.9%		
Healthcare Services 0.9%		
Castlight Health, Class A, Acquisition Date: 4/26/12 Acquisition Cost $3,045 (1)(2)	504,420	10,169
Total Health Care		10,169
INFORMATION SERVICES 0.5%		
E-Commerce 0.5%		
Start Today (JPY)	209,600	5,359
Total Information Services		5,359
IT SERVICES 8.8%		
IT Services 8.8%		
Bazaarvoice (2)	510,700	3,728
Equinix (2)	117,800	21,774
Infosys (INR)	512,192	28,217
Rackspace Hosting (2)	1,040,162	34,138
Visa, Class A	47,100	10,167
Total IT Services		98,024

MEDIA 21.4%		
Cable/Satellite 4.2%		
Charter Communications, Class A (2)	375,100	46,212
		46,212
Internet E-Commerce 5.5%		
Amazon.com (2)	146,600	49,334
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $1,080 (1)(2)	78,915	1,848
eBay (2)	159,600	8,816
MakeMyTrip (2)	48,100	1,303
		61,301
Internet Media 7.2%		
Baidu, ADR (2)	112,900	17,204
Google, Class A (2)	18,800	20,953
LinkedIn (2)	175,900	32,531
Twitter, Acquisition Date: 9/24/09, Acquisition Cost $448 (1)(2)	168,000	7,448
Youku Tudou, ADR (2)	80,800	2,265
Youku.com, Class A, Acquisition Date: 9/15/10 - 6/14/11 Acquisition Cost $— (1)(2)	2	—
		80,401
Media & Entertainment 4.5%		
Liberty Global, Class A (2)	177,950	7,403
Liberty Global, Class C (2)	721,300	29,364
Netflix (2)	37,400	13,166
		49,933
Total Media		237,847
MISCELLANEOUS 0.5%		
Miscellaneous 0.5%		
Tesla Motors (2)	25,300	5,274
Total Miscellaneous		5,274

SEMICONDUCTORS 23.8%		
Analog Semiconductors 5.3%		
Avago Technologies	76,200	4,908
ON Semiconductor (2)	4,708,800	44,263
Semtech (2)	382,400	9,690
		58,861
Digital Semiconductors 9.9%		
Altera	131,700	4,773
ARM Holdings (GBP)	478,750	8,073
Atmel (2)	378,700	3,166
Broadcom, Class A	636,400	20,034
Freescale Semiconductor (2)	281,800	6,879
IQE (GBP) (2)	3,936,502	1,524
SK Hynix (KRW) (2)	121,130	4,111
Taiwan Semiconductor Manufacturing (TWD)	15,854,000	61,947
		110,507
Semiconductor Capital Equipment 8.6%		
Applied Materials	866,800	17,700
ASML (EUR)	557,115	51,578
Lam Research (2)	489,500	26,923
		96,201
Total Semiconductors		265,569
SOFTWARE 12.7%		
Applications Software 2.5%		
Ansys (2)	61,500	4,737
Aveva (GBP)	216,721	7,576
Fleetmatics (2)	191,130	6,393
Marketo (2)	123,272	4,027
NetSuite (2)	1,500	142
New Relic, Acquisition Date: 8/29/13 Acquisition Cost $253 (1)(2)(3)	14,512	252

Salesforce.com (2)	50,500	2,883
SAP (EUR)	25,532	2,067
		28,077
Consumer Software 1.3%		
Activision Blizzard	706,402	14,439
		14,439
Enterprise Software 1.4%		
iRobot (2)	196,574	8,070
VMware, Class A (2)	72,600	7,842
		15,912
Infrastructure Software 6.0%		
Microsoft	293,300	12,022
Oracle	732,430	29,964
Red Hat (2)	97,200	5,150
TIBCO Software (2)	939,000	19,080
		66,216
Internet & Security Software 1.5%		
Proofpoint (2)	449,654	16,673
		16,673
Systems Software 0.0%		
ServiceNow (2)	2,600	156
		156
Total Software		141,473
TECHNOLOGY 0.0%		
Software & Services 0.0%		
Dropbox, Class B, Acquisition Date: 5/1/12 Acquisition Cost $233 (1)(2)(3)	25,710	491
Total Technology		491

CONVERTIBLE PREFERRED STOCKS 1.1%		
IT SERVICES 0.1%		
IT Services 0.1%		
Apptio, Acquisition Date: 3/9/12 Acquisition Cost $1,134 (1)(2)(3)	63,288	1,436
Total IT Services		1,436
MEDIA 0.0%		
Internet E-Commerce 0.0%		
Peixe Urbano, Acquisition Date: 12/5/11 Acquisition Cost $1,365 (1)(2)(3)	41,445	307
Total Media		307
SOFTWARE 0.4%		
Applications Software 0.1%		
New Relic, Series A, Acquisition Date: 4/17/13 Acquisition Cost $31 (1)(2)(3)	1,798	31
New Relic, Series E, Acquisition Date: 1/9/13 Acquisition Cost $899 (1)(2)(3)	51,646	899
		930
Enterprise Software 0.2%		
Cloudera, Acquisition Date: 2/5/14 Acquisition Cost $999 (1)(2)(3)	68,617	1,910
Domo, Acquisition Date: 1/31/14 Acquisition Cost $929 (1)(2)(3)	224,843	929
		2,839
Infrastructure Software 0.1%		
MongoDB, Acquisition Date: 10/2/13 Acquisition Cost $923 (1)(2)(3)	55,194	923
		923
Total Software		4,692

TECHNOLOGY 0.6%		
Software & Services 0.6%		
Dropbox, Series A, Acquisition Date: 5/1/12 Acquisition Cost $289 (1)(2)(3)	31,927	610
Dropbox, Series A-1, Acquisition Date: 5/1/12 Acquisition Cost $1,419 (1)(2)(3)	156,830	2,996
Evernote, Series 4, Acquisition Date: 5/2/12 Acquisition Cost $1,338 (1)(2)(3)	111,219	1,446
Evernote, Series 5, Acquisition Date: 11/8/13 Acquisition Cost $866 (1)(2)(3)	66,613	866
Total Technology		5,918
Total Convertible Preferred Stocks (Cost $10,192)		12,353
SHORT-TERM INVESTMENTS 5.0%		
Money Market Funds 5.0%		
T. Rowe Price Government Reserve Investment Fund, 0.05% (4)(5)	56,181,532	56,182
Total Short-Term Investments (Cost $56,182)		56,182
Total Investments in Securities		
101.9% of Net Assets (Cost $955,293)		**$ 1,135,206**

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $32,561 and represents 2.9% of net assets.

(2) Non-income producing

(3) Level 3 in fair value hierarchy. See Note 2.

(4) Seven-day yield

(5) Affiliated Companies

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Technology Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on September 29, 2000. The fund seeks to provide long-term capital growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2014:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2014. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2014, totaled $2,910,000 for the period ended March 31, 2014. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. Transfers out of Level 3 were because observable market data became available for the security during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Emerging Markets
The fund may invest, directly or through investments in T. Rowe Price institutional funds, in securities of companies located in emerging markets, issued by governments of emerging market countries, or denominated in or linked to the currencies of emerging market countries. Emerging market securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic, and social uncertainty and differing regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2014, the cost of investments for federal income tax purposes was $955,293,000. Net unrealized gain aggregated $179,880,000 at period-end, of which $188,656,000 related to appreciated investments and $8,776,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Technology Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 23, 2014

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 23, 2014